Share-based Compensation - Schedule of RSU Assumptions (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
2019 AEP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 56.10	$ 41.51
Expected volatility until liquidity event	40.00%	40.00%
Time to liquidity event	6 months	6 months
Dividend yield	0.00%	0.00%
Risk free interest rate	5.52%	4.94%
2019 EIP
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)		$ 41.51
Transaction costs		2.50%
Time to liquidity event		6 months
Discount for lack of marketability		7.50%
2022 RSU Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Transaction costs	2.50%	2.50%
2022 RSU Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 44.52	$ 35.16
Present value per RSU	$ 43.40	$ 33.13
Time to liquidity event	6 months	6 months
Discount for lack of marketability	0.00%	0.00%
2022 RSU Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average share price (in dollars per share)	$ 48.18	$ 39.67
Present value per RSU	$ 46.98	$ 39.67
Time to liquidity event	1 year	10 months 24 days
Discount for lack of marketability	7.50%	7.50%